Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
Board of Directors' Appointment
We are party to various agreements and contracts with Medtronic, one of our stockholders. Under these agreements and contracts, Medtronic was allowed to name one person to be a member of our Board of Directors. In connection with the Series F Preferred Stock purchase agreement in 2016, Medtronic agreed to move from one voting member of our Board of Directors to two non-voting members. This right terminated in connection with the completion of our IPO.
Supply Agreement
We contract with Medtronic to supply all of our commercial and clinical requirements of certain components used to manufacture the Inspire system. The current Supply Agreement expired on June 5, 2017 but was extended to allow Medtronic to complete a final build of the pressure sensor used in our original pressure sensing lead, which was completed in 2018. Upon a change of control event whereby we are owned or controlled by a competitor of Medtronic, Medtronic would have the right to terminate the Supply Agreement, provided that, upon any such termination we would be entitled to exercise a one-time buy right of inventory using current product pricing and upon terms to be agreed upon in the definitive agreements.
We purchased inventory at arms-length with Medtronic, a related party, of $0.3 million and $0.8 million for the nine months ended September 30, 2018 and 2017, respectively.
Right-of-First-Offer of the Company
Under a Right-of-First-Offer with Medtronic that expired on May 16, 2017, had we decided to initiate a possible sale of our company prior to the expiration date, we would have been required to negotiate exclusively with Medtronic for such transaction for a period of 90 days prior to negotiating with a third party.

9. Related‑Party Transactions

Board of Directors’ Appointment

The Company has entered into various agreements and contracts with Medtronic, one of the Company’s stockholders. Under these various agreements and contracts, Medtronic is allowed to name one person to be a member of the Company’s Board of Directors. In connection with the Series F Preferred Stock purchase agreement in 2016, Medtronic agreed to move from one voting  member of the Company's Board of Directors to two non‑voting members.

Supply Agreement

The Company contracts with Medtronic to supply all of the Company’s commercial and clinical requirements of certain components used to manufacture the Inspire system. The current Supply Agreement expired on June 5, 2017, but was extended to allow Medtronic to complete a final build of the pressure sensor used in the Company’s original pressure sensing lead, which is expected to be completed in early 2018. Upon a change of control event whereby the Company is owned or controlled by a competitor of Medtronic, Medtronic would have the right to terminate the Supply Agreement, provided that, upon any such termination the Company would be entitled to exercise a one‑ time buy right of inventory using current product pricing and upon terms to be agreed upon in the definitive agreements.

Development Agreement

As part of the Development Agreement, Medtronic provided support to the Company for product development and was reimbursed on an hourly basis. The Medtronic services included project management, engineering, manufacturing, product quality, and testing of products. The Company continued to be responsible for all marketing, clinical, and regulatory efforts related to product development activities. The Development Agreement expired in 2015.

The Company has transactions at arms- length with Medtronic, a related party. These transactions are summarized for the years ended December 31, 2015, 2016 and 2017 as follows:

	2015	2016	2017
Inventory purchases	$834	$848	$1,120
Research and development expenses	98	—	—
	$932	$848	$1,120

Right‑of‑First‑Offer of the Company

Under a Right- of- First- Offer with Medtronic that expired on May 16, 2017, had the Company decided to initiate a possible sale of the Company prior to the expiration date, it would have been required to negotiate exclusively with Medtronic for such transaction for a period of 90 days prior to negotiating with a third party.